Loans and Accounts Receivable from Customers - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of assets	136.48%	126.76%
Loans and receivables from customers		$ 19,764,078
Effect on result of Portfolio purchases and sales	$ 1,602	15,121
Lease receivables associated with movable assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	436,654	306,931
Real Estate Assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	$ 809,826	$ 927,168
Mortgages loans [member]
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of loans and receivables	90.10%	85.38%
Loans and receivables from customers, net [member] | Net financial operating income [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 13,272	$ 15,852
Loans and receivables from customers, net [member] | Adjustment to Effective Interest Rate [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 11,768	$ 14,058